UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21229

Investment Company Act File Number

Eaton Vance New Jersey Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

New Jersey Municipal Bond Fund

June 30, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 150.0%

Security	Principal Amount (000’s omitted)	Value
Education — 4.7%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	$340	$411,172
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	210	253,273
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	416,394
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	690	812,461

		$1,893,300

Escrowed/Prerefunded — 2.0%
New Jersey Health Care Facilities Financing Authority, (AtlantiCare Regional Medical Center), Prerefunded to 7/1/17, 5.00%, 7/1/37	$515	$537,433
Rutgers State University, Prerefunded to 5/1/19, 5.00%, 5/1/39	250	279,848

		$817,281

General Obligations — 4.0%
Monmouth County Improvement Authority, 5.00%, 1/15/27	$1,375	$1,603,236

		$1,603,236

Hospital — 11.1%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$250	$302,648
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	450	492,944
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	295	352,286
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	750	869,992
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	400	495,408
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	400	484,272
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/34	1,200	1,432,212

		$4,429,762

Housing — 2.6%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$940	$1,026,706

		$1,026,706

Insured-Education — 6.1%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	$920	$927,213
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	1,145	1,227,211
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	275	295,988

		$2,450,412

Insured-Electric Utilities — 2.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$615	$639,901
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	335	344,075

		$983,976

Security	Principal Amount (000’s omitted)	Value
Insured-Escrowed/Prerefunded — 17.9%
Bayonne, (AGM), Prerefunded to 7/1/19, 5.50%, 7/1/39	$1,000	$1,139,970
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.00%, 10/15/35	320	351,946
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.10%, 10/15/36	340	374,714
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.15%, 10/15/37	360	397,163
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.20%, 10/15/38	382	421,869
Jersey City, (AGM), Prerefunded to 1/15/19, 5.00%, 1/15/29	1,000	1,108,160
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	700	782,831
Monroe Township Board of Education, Middlesex County, (AGC), Prerefunded to 3/1/18, 4.75%, 3/1/34	1,015	1,084,132
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	840	939,565
Nutley School District, (NPFG), Prerefunded to 7/15/17, 4.75%, 7/15/30	110	114,774
Nutley School District, (NPFG), Prerefunded to 7/15/17, 4.75%, 7/15/31	410	427,794

		$7,142,918

Insured-General Obligations — 28.5%
Bayonne, (AGM), 0.00%, 7/1/23	$2,415	$2,071,949
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,651,305
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	2,000	1,069,900
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	4,029,589
Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,310	2,310,785
Paterson, (BAM), 5.00%, 1/15/26	250	288,615

		$11,422,143

Insured-Hospital — 5.4%
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	$170	$183,309
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38	245	264,181
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,500	1,698,705

		$2,146,195

Insured-Lease Revenue/Certificates of Participation — 7.5%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,421,450
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	460	504,270
New Jersey Economic Development Authority, (School Facilities Construction), (AGM), 5.00%, 6/15/33	360	420,340
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	637,790

		$2,983,850

Insured-Special Tax Revenue — 13.4%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$910,320
Garden State Preservation Trust, (AGM), 5.75%, 11/1/28	500	660,910
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	975	978,724
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,380	1,783,596
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	808,427
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	201,464

		$5,343,441

Security	Principal Amount (000’s omitted)	Value
Insured-Transportation — 9.5%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$1,200	$777,540
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,500	2,058,885
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	720	755,417
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	203,097

		$3,794,939

Insured-Water and Sewer — 10.7%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$3,668,895
Passaic Valley Sewerage Commissioners, (NPFG), 2.50%, 12/1/32	635	610,870

		$4,279,765

Lease Revenue/Certificates of Participation — 1.6%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$600	$646,170

		$646,170

Senior Living/Life Care — 1.9%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	$675	$754,947

		$754,947

Student Loan — 2.7%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,076,371

		$1,076,371

Transportation — 14.5%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$666,895
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	237,138
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,301,328
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	2,675	3,357,473
South Jersey Transportation Authority, 5.00%, 11/1/39	200	229,142

		$5,791,976

Water and Sewer — 3.4%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$725	$833,576
Sussex County Municipal Utilities Authority, 0.00%, 12/1/37	1,000	519,490

		$1,353,066

Total Tax-Exempt Investments — 150.0% (identified cost $51,763,446)		$59,940,454

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (5.6)%		$(2,225,138)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (43.5)%		$(17,375,000)

Other Assets, Less Liabilities — (0.9)%		$(364,870)

Net Assets Applicable to Common Shares — 100.0%		$39,975,446

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2016, 67.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 23.5% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	14	Short	Sep-16	$(2,277,416)	$(2,412,813)	$(135,397)

						$(135,397)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At June 30, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $135,397.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$49,551,953

Gross unrealized appreciation	$8,313,863
Gross unrealized depreciation	(65,362)

Net unrealized appreciation	$8,248,501

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$59,940,454	$—	$59,940,454
Total Investments	$—	$59,940,454	$—	$59,940,454

Liability Description
Futures Contracts	$(135,397)	$—	$—	$(135,397)
Total	$(135,397)	$—	$—	$(135,397)

The Fund held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At June 30, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance New Jersey Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 22, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2016